Segment Information - Additional Information (Details) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
CODM title	srt:ChiefFinancialOfficerMember, srt:PresidentMember	srt:ChiefFinancialOfficerMember, srt:PresidentMember
Number of reportable segment	1	1
Number of operating segment	1	1
Segment reporting, CODM, profit (loss) measure, how used, description	The CODM assesses performance for the Company’s single operating segment and decides how to allocate resources based on net income or loss that is also reported on the Condensed Consolidated Statement of Operations. Net income is used to monitor actual versus budget results.	The CODM assesses performance for the Company’s single operating segment and decides how to allocate resources based on net income or loss that is also reported on the Consolidated Statement of Operations. Net income is used to monitor actual versus budget results.